NON—CONTROLLING INTERESTS - SCHEDULE OF PARTNERSHIP ENTITIES PAID DISTRIBUTION TO NON-CONTROLLING INVESTEE PARTNERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total distributions paid to non—controlling partners	$ 9,942,800	$ 4,522,936	$ 2,067,803
Latam Parque Logistico Coyol II
IfrsStatementLineItems [Line Items]
Total distributions paid to non—controlling partners	800,000	3,675,054	350,000
Latam Parque Logistico San José - Verbena
IfrsStatementLineItems [Line Items]
Total distributions paid to non—controlling partners	9,142,800	847,882	754,231
Latam Lagunilla Industrial Park
IfrsStatementLineItems [Line Items]
Total distributions paid to non—controlling partners	$ 0	$ 0	$ 963,572